Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 79.5%
Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	14,000	526,680
Deutsche Telekom AG, Registered Shares	26,200	424,330
KT Corp., ADR	23,275	242,526
Proximus SADP	1,704	48,551
Verizon Communications, Inc.(a)	6,976	414,653
Total		1,656,740
Entertainment 0.3%
Activision Blizzard, Inc.	6,236	364,681
Electronic Arts, Inc.(b)	3,767	406,535
Total		771,216
Interactive Media & Services 2.5%
Alphabet, Inc., Class A(a),(b)	1,066	1,527,343
Alphabet, Inc., Class C(b)	288	413,058
Auto Trader Group PLC	15,516	114,489
Facebook, Inc., Class A(a),(b)	8,532	1,722,696
Kakaku.com, Inc.	34,200	893,455
Match Group, Inc.(a),(b)	8,704	680,827
Momo, Inc., ADR	5,554	169,952
TripAdvisor, Inc.(a)	10,321	281,970
Yelp, Inc.(b)	8,511	277,459
Total		6,081,249
Media 1.5%
Altice U.S.A., Inc., Class A(b)	21,129	578,089
Comcast Corp., Class A(a)	31,022	1,339,840
Fox Corp., Class A	9,476	351,370
Liberty Global PLC, Class C(b)	14,249	277,570
Nexstar Media Group, Inc., Class A	7,659	927,888
ProSiebenSat.1 Media AG	17,882	237,687
Quebecor, Inc., Class B	2,795	69,358
Shaw Communications Inc	640	12,506
Telenet Group Holding NV	429	19,947
Total		3,814,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
Bharti Airtel Ltd.(b)	21,335	148,432
Total Communication Services		12,471,892
Consumer Discretionary 9.4%
Auto Components 0.5%
Gentex Corp.	12,803	381,145
Koito Manufacturing Co., Ltd.	7,000	303,775
Linamar Corp	3,499	115,276
Magna International, Inc.	3,478	176,318
TS Tech Co., Ltd.	9,000	247,342
Total		1,223,856
Automobiles 0.1%
Fiat Chrysler Automobiles NV	21,859	284,762
Hotels, Restaurants & Leisure 2.4%
Accor SA	10,982	449,606
Autogrill SpA	6,032	58,638
Darden Restaurants, Inc.(a)	12,314	1,433,719
Domino’s Pizza, Inc.(a)	4,448	1,253,224
GVC Holdings PLC	39,587	457,734
International Game Technology PLC	34,044	459,254
Kindred Group PLC	3,239	16,496
Las Vegas Sands Corp.	7,781	508,177
Melco Resorts & Entertainment Ltd., ADR	27,931	563,368
Stars Group, Inc. (The)(b)	10,749	256,471
Wyndham Destinations, Inc.	10,202	495,103
Total		5,951,790
Household Durables 3.5%
D.R. Horton, Inc.(a)	25,018	1,481,065
Electrolux AB, Class B	1,528	36,300
Lennar Corp., Class A(a)	28,863	1,915,349
Mohawk Industries, Inc.(b)	6,156	810,622
NVR, Inc.(a),(b)	320	1,221,430
PulteGroup, Inc.(a)	14,835	662,383
Sony Corp.	13,000	909,050
Whirlpool Corp.(a)	10,035	1,466,816
Total		8,503,015
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc.(a),(b)	116	233,012
Booking Holdings, Inc.(b)	224	410,043
eBay, Inc.(a)	22,173	744,126
Expedia Group, Inc.	1,989	215,707
Total		1,602,888
Leisure Products 0.1%
BRP, Inc.	3,771	192,511
Multiline Retail 0.1%
Harvey Norman Holdings Ltd.	48,288	135,509
Specialty Retail 0.8%
AutoZone, Inc.(b)	1,280	1,354,189
CECONOMY AG(b)	6,227	32,187
Foot Locker, Inc.	10,467	397,432
Hennes & Mauritz	607	13,317
Tractor Supply Co.	2,846	264,536
Total		2,061,661
Textiles, Apparel & Luxury Goods 1.2%
Adidas AG	738	233,292
Gildan Activewear, Inc.	401	11,111
Hanesbrands, Inc.(a)	64,762	891,125
Hugo Boss AG	8,327	393,382
lululemon athletica, Inc.(a),(b)	2,633	630,314
Pandora A/S	4,801	248,960
Ralph Lauren Corp.(a)	5,556	630,606
Total		3,038,790
Total Consumer Discretionary		22,994,782
Consumer Staples 7.1%
Beverages 1.0%
AmBev SA, ADR	45,085	187,554
Carlsberg A/S, Class B	3,046	444,819
Coca-Cola European Partners PLC(a)	23,174	1,219,184
PepsiCo, Inc.	4,321	613,668
Total		2,465,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.0%
Alimentation Couche-Tard, Inc., Class B	7,152	239,030
Axfood AB	4,890	101,394
Empire Co., Ltd., Class A	45,434	1,053,970
ICA Gruppen AB	1,126	49,510
Kesko OYJ, Class B	2,564	173,342
Koninklijke Ahold Delhaize NV	20,240	496,719
Kroger Co. (The)	5,558	149,288
Metro AG	12,136	168,860
Total		2,432,113
Food Products 2.6%
AAK AB	620	11,660
Archer-Daniels-Midland Co.	10,532	471,412
Chocoladefabriken Lindt & Spruengli AG	58	486,846
Danone SA	6,900	552,169
General Mills, Inc.(a)	33,271	1,737,412
Leroy Seafood Group ASA	17,488	113,466
Mondelez International, Inc., Class A	18,396	1,055,562
Nestlé SA, Registered Shares	3,947	435,325
Nomad Foods Ltd.(b)	40,390	815,070
Orkla	12,517	120,837
SalMar ASA	4,711	230,421
Tyson Foods, Inc., Class A	5,181	428,106
Total		6,458,286
Household Products 1.3%
Colgate-Palmolive Co.(a)	10,722	791,069
Essity AB, Class B	15,579	494,570
Kimberly-Clark Corp.(a)	12,512	1,792,219
Total		3,077,858
Personal Products 0.3%
Beiersdorf AG	930	105,617
Unilever NV	6,301	367,222
Unilever NV(b)	6,615	386,000
Total		858,839

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Altria Group, Inc.	14,455	687,046
British American Tobacco, ADR	13,100	577,055
Philip Morris International, Inc.	10,835	896,055
Total		2,160,156
Total Consumer Staples		17,452,477
Energy 3.8%
Energy Equipment & Services 0.2%
Apergy Corp.(b)	7,309	189,011
Cactus, Inc., Class A	8,506	245,143
Total		434,154
Oil, Gas & Consumable Fuels 3.6%
BP PLC, ADR	18,835	680,509
Cimarex Energy Co.	4,889	214,578
ConocoPhillips Co.	7,966	473,419
Diamondback Energy, Inc.	2,480	184,512
Enerplus Corp.	60,178	306,938
ENI SpA	44,896	628,885
Kosmos Energy Ltd.	29,358	150,019
Marathon Oil Corp.	26,149	297,314
Marathon Petroleum Corp.	17,901	975,605
Noble Energy, Inc.	27,155	536,854
Petroleo Brasileiro SA, ADR	18,767	264,802
Rosneft Oil Co. PJSC	38,160	285,563
Royal Dutch Shell PLC, Class A	61,118	1,604,982
Royal Dutch Shell PLC, Class B	29,213	767,619
Seven Generations Energy Ltd.(b)	9,095	45,633
Total SA, ADR	12,164	591,049
Valero Energy Corp.(a)	11,088	934,829
Total		8,943,110
Total Energy		9,377,264
Financials 10.7%
Banks 4.4%
Banca Popolare dell’Emilia Romagna SC	34,243	157,277
Bank of America Corp.(a)	44,741	1,468,847
Bank of Ireland Group PLC	29,854	145,396
Canadian Imperial Bank of Commerce	322	26,258
Citigroup, Inc.(a)	19,659	1,462,826
Common Stocks (continued)
Issuer	Shares	Value ($)
DBS Group Holdings Ltd.	10,400	191,579
DNB ASA	18,534	324,022
East West Bancorp, Inc.	2,815	129,040
Fifth Third Bancorp	17,303	492,270
Hana Financial Group, Inc.	5,961	164,736
Huntington Bancshares, Inc.	43,921	596,008
ING Groep NV	20,537	222,974
Intesa Sanpaolo SpA	8,779	21,803
JPMorgan Chase & Co.(a)	11,389	1,507,448
KeyCorp	37,773	706,733
PNC Financial Services Group, Inc. (The)	814	120,920
Regions Financial Corp.	26,554	413,446
Sumitomo Mitsui Financial Group, Inc.	6,900	242,600
Truist Financial Corp.	21,721	1,120,152
United Overseas Bank Ltd.	10,100	188,387
Wells Fargo & Co.(a)	24,493	1,149,701
Total		10,852,423
Capital Markets 0.5%
Azimut Holding SpA	1,037	25,443
Banca Generali SpA	3,082	97,970
CI Financial Corp.	1,998	35,011
Goldman Sachs Group, Inc. (The)	1,144	271,986
Moody’s Corp.	1,495	383,901
S&P Global, Inc.(a)	1,255	368,631
Total		1,182,942
Consumer Finance 0.5%
American Express Co.	1,933	251,039
Capital One Financial Corp.	937	93,512
Discover Financial Services	4,325	324,937
Navient Corp.	4,392	63,157
SLM Corp.	26,696	291,520
Synchrony Financial	6,065	196,567
Total		1,220,732
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(b)	5,740	1,288,228
Onex Capital	557	35,733
Total		1,323,961

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.8%
Ageas	9,641	531,620
Alleghany Corp.(b)	609	485,775
Allianz SE, Registered Shares	210	50,136
Allstate Corp. (The)	5,501	652,089
American International Group, Inc.	20,057	1,008,065
Aon PLC	1,103	242,936
ASR Nederland NV	9,580	356,463
Assicurazioni Generali SpA	35,014	682,271
Athene Holding Ltd., Class A(a),(b)	7,163	312,020
Aviva PLC	71,620	375,324
Chubb Ltd.	4,533	688,971
Erie Indemnity Co., Class A(a)	657	109,390
Everest Re Group Ltd.	1,640	453,575
Hannover Rueckversicherung AG	291	56,502
Manulife Financial Corp.	5,494	107,024
Marsh & McLennan Companies, Inc.	2,164	242,065
MetLife, Inc.(a)	29,263	1,454,664
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,077	612,383
NN Group NV	6,031	209,327
Poste Italiane SpA	24,972	286,055
Power Corp. of Canada	19,100	476,562
Power Financial Corp.	15,585	404,522
Progressive Corp. (The)(a)	4,151	334,944
Sampo OYJ, Class A	1,118	50,609
Travelers Companies, Inc. (The)	3,714	488,837
Unipol Gruppo SpA	38,790	197,504
Unum Group(a)	34,331	916,294
Total		11,785,927
Total Financials		26,365,985
Health Care 8.9%
Biotechnology 0.5%
AbbVie, Inc.	6,413	519,581
Alexion Pharmaceuticals, Inc.(a),(b)	605	60,131
Biogen, Inc.(a),(b)	1,521	408,921
Galapagos NV(b)	78	17,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Genmab A/S(b)	518	119,238
Swedish Orphan Biovitrum AB(b)	5,726	101,915
Total		1,227,219
Health Care Equipment & Supplies 1.7%
Boston Scientific Corp.(b)	7,807	326,879
Carl Zeiss Meditec AG	766	93,521
Envista Holdings Corp.(b)	5,358	158,543
Getinge AB, Series CPO	11,959	203,665
GN Store Nord	4,458	221,118
Koninklijke Philips NV	6,294	288,249
Medtronic PLC	7,628	880,576
Siemens Healthineers AG	3,619	170,076
Sonova Holding AG	1,268	317,978
STERIS PLC(a)	10,045	1,513,681
Total		4,174,286
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	3,255	278,498
Anthem, Inc.	3,425	908,584
Centene Corp.(b)	6,267	393,630
Cigna Corp.(a)	5,839	1,123,307
CVS Health Corp.	8,365	567,314
Fresenius Medical Care AG & Co. KGaA	4,796	368,741
Humana, Inc.	1,600	537,984
McKesson Corp.	1,970	280,942
Molina Healthcare, Inc.(b)	1,625	199,826
UnitedHealth Group, Inc.	4,074	1,109,961
Universal Health Services, Inc., Class B	1,563	214,303
Total		5,983,090
Health Care Technology 0.2%
Change Healthcare, Inc.(b)	34,881	541,353
Life Sciences Tools & Services 0.9%
Avantor, Inc.(b)	44,242	817,150
ICON PLC(b)	2,757	464,885
IQVIA Holdings, Inc.(b)	2,544	394,956
Syneos Health, Inc.(b)	8,734	535,918
Total		2,212,909

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.1%
AstraZeneca PLC	3,628	354,919
Bayer AG, Registered Shares	5,739	460,587
Bristol-Myers Squibb Co.(a)	24,316	1,530,692
H Lundbeck A/S	4,591	195,082
Jazz Pharmaceuticals PLC(b)	3,103	444,815
Johnson & Johnson(a)	6,186	920,910
Merck & Co., Inc.	4,934	421,561
Merck KGaA	158	20,260
Novartis AG, ADR	3,562	336,645
Novartis AG, Registered Shares	5,188	490,101
Novo Nordisk A/S, Class B	16,230	987,948
Orion Oyj, Class B	2,395	113,157
Pfizer, Inc.	8,422	313,635
Roche Holding AG, Genusschein Shares	2,676	897,714
UCB SA	1,871	172,173
Total		7,660,199
Total Health Care		21,799,056
Industrials 10.8%
Aerospace & Defense 0.7%
Leonardo-Finmeccanica SpA	51,135	628,244
Spirit AeroSystems Holdings, Inc., Class A	3,769	246,191
Textron, Inc.	9,448	433,947
United Technologies Corp.	2,278	342,155
Total		1,650,537
Air Freight & Logistics 0.8%
bpost SA	1,283	12,786
CH Robinson Worldwide, Inc.	6,761	488,279
Deutsche Post AG	529	18,457
Expeditors International of Washington, Inc.	7,138	521,359
United Parcel Service, Inc., Class B	9,244	956,939
Total		1,997,820
Airlines 1.0%
Air Canada(b)	50,879	1,704,297
Deutsche Lufthansa AG, Registered Shares	26,249	399,868
Southwest Airlines Co.	8,136	447,317
Total		2,551,482
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.6%
Allegion PLC(a)	4,980	644,014
ASSA ABLOY AB, Class B	2,143	50,867
dorma+kaba Holding AG, Class B Registered Shares(b)	41	25,795
Geberit AG	235	124,017
Johnson Controls International PLC(a)	43,249	1,706,173
Lennox International, Inc.(a)	442	102,977
LIXIL Group Corp.	7,000	116,392
Owens Corning	17,027	1,029,963
Rockwool International A/S, Class B	662	154,338
Total		3,954,536
Commercial Services & Supplies 1.0%
Copart, Inc.(a),(b)	15,372	1,559,643
KAR Auction Services, Inc.	17,551	368,922
Securitas AB	2,517	39,616
Societe BIC SA	2,965	200,424
Toppan Printing Co., Ltd.	16,200	322,867
Total		2,491,472
Construction & Engineering 0.2%
CIMIC Group Ltd.	13,291	257,170
Hochtief AG	1,942	224,622
Skanska AB, Class B	2,436	56,385
Total		538,177
Electrical Equipment 0.7%
AMETEK, Inc.	7,667	744,849
Eaton Corp. PLC	5,679	536,495
Signify NV	9,510	316,938
Total		1,598,282
Industrial Conglomerates 0.2%
Rheinmetall AG	2,565	274,315
Siemens AG, Registered Shares	1,979	244,086
Total		518,401
Machinery 1.9%
Caterpillar, Inc.(a)	1,729	227,104
Deere & Co.	3,065	486,048
Dover Corp.	4,669	531,566
FLSmidth & Co. A/S	1,366	46,646
ITT, Inc.	5,473	367,129

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KION Group AG	655	40,998
KONE OYJ, Class B	2,263	146,220
Mitsubishi Heavy Industries Ltd.	39,000	1,422,617
Oshkosh Corp.	3,774	324,715
Parker-Hannifin Corp.	2,193	429,148
SKF AB, Class B	663	12,136
Volvo AB, B Shares	3,666	62,665
Yangzijiang Shipbuilding Holdings Ltd.	739,300	507,477
Total		4,604,469
Professional Services 1.5%
Adecco Group AG, Registered Shares	27,703	1,623,068
Randstad NV	2,993	171,906
Robert Half International, Inc.(a)	18,870	1,097,668
Stantec, Inc.	434	12,904
Teleperformance SA	961	241,113
Thomson Reuters Corp.	1,701	136,746
Wolters Kluwer NV	4,085	306,953
Total		3,590,358
Road & Rail 0.3%
ComfortDelGro Corp., Ltd.	22,600	35,750
Kansas City Southern	4,237	714,739
Nippon Express Co., Ltd.	1,300	67,742
Total		818,231
Trading Companies & Distributors 0.4%
Brenntag AG	7,881	407,842
Finning International, Inc.	944	16,328
HD Supply Holdings, Inc.(b)	10,961	446,551
Total		870,721
Transportation Infrastructure 0.5%
Atlantia SpA	47,786	1,172,580
Flughafen Zurich AG, Registered Shares	404	70,188
Total		1,242,768
Total Industrials		26,427,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.6%
Communications Equipment 0.4%
Cisco Systems, Inc.	12,014	552,284
Nokia OYJ	3,332	12,970
Telefonaktiebolaget LM Ericsson, Class B	45,921	361,050
Total		926,304
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.(a),(b)	6,071	461,032
CDW Corp.(a)	12,136	1,583,141
Flex Ltd.(a),(b)	69,654	915,950
Hitachi Ltd.	53,000	2,018,638
Jabil, Inc.	7,889	306,803
Keysight Technologies, Inc.(a),(b)	4,659	433,241
Venture Corp., Ltd.	67,500	797,071
Zebra Technologies Corp., Class A(a),(b)	3,969	948,670
Total		7,464,546
IT Services 1.8%
Alliance Data Systems Corp.(a)	8,492	872,893
Amdocs Ltd.	4,766	342,914
Booz Allen Hamilton Holdings Corp.(a)	10,644	830,658
Capgemini SE	6,287	780,787
CGI, Inc.(b)	675	51,683
Leidos Holdings, Inc.	7,186	721,977
Science Applications International Corp.	5,745	504,239
VeriSign, Inc.(a),(b)	1,800	374,652
Total		4,479,803
Semiconductors & Semiconductor Equipment 4.1%
Advantest Corp.	23,700	1,236,448
ams AG(b)	6,113	248,415
Applied Materials, Inc.(a)	1,836	106,470
Broadcom, Inc.	1,875	572,175
Dialog Semiconductor PLC(b)	6,227	273,532
Infineon Technologies AG	1,479	31,773
KLA Corp.(a)	11,994	1,987,886
Lam Research Corp.(a)	4,019	1,198,506
Marvell Technology Group Ltd.	5,831	140,177
Maxim Integrated Products, Inc.(a)	7,861	472,603
Micron Technology, Inc.(b)	5,877	312,010

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Qorvo, Inc.(b)	2,945	311,758
Teladoc Health, Inc.	3,007	365,430
Teradyne, Inc.(a)	12,418	819,464
Tokyo Electron Ltd.	8,800	1,935,526
Total		10,012,173
Software 2.4%
CDK Global, Inc.	16,176	868,328
Constellation Software, Inc.	1,164	1,223,502
Intuit, Inc.(a)	3,756	1,053,107
Micro Focus International PLC	12,742	171,119
Microsoft Corp.(a)	9,308	1,584,501
Open Text Corp.	992	44,645
Oracle Corp.(a)	15,922	835,109
SAP SE	157	20,446
Software AG	3,807	126,916
Total		5,927,673
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.(a)	572	177,040
Hewlett Packard Enterprise Co.(a)	137,665	1,917,673
HP, Inc.(a)	46,558	992,617
Seagate Technology PLC(a)	21,866	1,246,143
Western Digital Corp.	4,757	311,583
Xerox Holdings Corp.(a)	2,068	73,559
Total		4,718,615
Total Information Technology		33,529,114
Materials 4.4%
Chemicals 1.2%
Corteva, Inc.	25,729	744,083
Covestro AG	5,218	219,901
DuPont de Nemours, Inc.	10,430	533,807
Evonik Industries AG	814	22,307
FMC Corp.	5,468	522,686
Methanex Corp.	1,976	64,070
Mosaic Co. (The)	20,860	413,862
Nutrien Ltd.	7,257	309,801
Solvay SA	795	82,394
Yara International ASA	956	34,718
Total		2,947,629
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.4%
Buzzi Unicem SpA	2,911	67,982
Eagle Materials, Inc.	12,822	1,168,982
HeidelbergCement AG	7,100	478,832
LafargeHolcim Ltd., Registered Shares(b)	34,420	1,749,252
Total		3,465,048
Containers & Packaging 0.3%
Graphic Packaging Holding Co.	44,632	697,598
Metals & Mining 1.5%
Barrick Gold Corp.	41,037	760,005
Fortescue Metals Group Ltd.	167,210	1,238,663
Kirkland Lake Gold Ltd.	200	8,202
Rio Tinto Ltd.	16,385	1,063,196
Teck Resources Ltd., Class B	11,181	144,473
Yamana Gold, Inc.	92,249	375,453
Total		3,589,992
Paper & Forest Products 0.0%
UPM-Kymmene OYJ	3,105	97,834
Total Materials		10,798,101
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
First Capital Realty, Inc.	24,000	392,988
H&R Real Estate Investment Trust	15,600	252,142
Retail Properties of America, Inc., Class A	15,243	185,202
RioCan Real Estate Investment Trust	23,600	484,340
Smart Real Estate Investment Trust	26,600	631,333
Vornado Realty Trust(a)	33,442	2,199,480
Total		4,145,485
Real Estate Management & Development 0.0%
Sino Land Co., Ltd.	98,000	133,558
Total Real Estate		4,279,043
Utilities 4.0%
Electric Utilities 2.2%
Chugoku Electric Power Co., Inc. (The)	8,500	112,185
Enel SpA	104,009	906,576
Evergy, Inc.(a)	32,747	2,363,023
FirstEnergy Corp.	7,787	395,502
Fortum OYJ	25,113	607,732

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kansai Electric Power Co., Inc. (The)	41,400	464,625
Red Electrica Corp. SA	20,144	403,006
Terna Rete Elettrica Nazionale SpA	16,720	116,644
Total		5,369,293
Gas Utilities 0.6%
AltaGas Ltd.	54,000	869,533
Italgas SpA	49,037	325,960
Snam SpA	62,961	337,450
Total		1,532,943
Independent Power and Renewable Electricity Producers 0.4%
Uniper SE	15,067	493,604
Vistra Energy Corp	21,480	483,730
Total		977,334
Multi-Utilities 0.8%
A2A SpA	222,019	443,518
Algonquin Power & Utilities Corp.	25,500	390,381
Atco Ltd., Class I	2,805	109,411
E.ON SE	43,877	497,169
Hera	41,690	189,623
RWE AG	6,167	213,792
Total		1,843,894
Total Utilities		9,723,464
Total Common Stocks (Cost $176,790,325)		195,218,432

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components 0.1%
Schaeffler AG	32,384	323,068
Automobiles 0.1%
BMW AG	65	3,623
Volkswagen AG	1,286	230,725
Total		234,348
Total Consumer Discretionary		557,416
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.1%
Household Products 0.1%
Henkel AG & Co. KGaA	1,059	107,703
Total Consumer Staples		107,703
Total Preferred Stocks (Cost $682,470)		665,119

Money Market Funds 10.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(c),(d)	25,871,405	25,871,405
Total Money Market Funds (Cost $25,869,289)		25,871,405
Total Investments (Cost $203,342,084)		221,754,956

Investments in securities sold short

Common Stocks (35.5)%
Issuer	Shares	Value ($)
Communication Services (2.0)%
Diversified Telecommunication Services (0.3)%
Cogent Communications Group	(2,077)	(147,322)
Proximus SADP	(8,881)	(253,038)
Singapore Telecommunications Ltd.	(5,000)	(12,031)
Telecom Italia SpA(b)	(21,902)	(11,759)
United Internet AG, Registered Shares	(11,992)	(387,685)
Total		(811,835)
Entertainment (0.5)%
Netflix, Inc.(b)	(2,311)	(797,503)
Roku, Inc.(b)	(1,400)	(169,330)
Walt Disney Co. (The)	(1,198)	(165,695)
Total		(1,132,528)
Interactive Media & Services (0.3)%
Autohome, Inc., ADR(b)	(6,534)	(499,720)
Zillow Group, Inc., Class C(b)	(7,394)	(341,677)
Total		(841,397)
Media (0.7)%
Altice Europe NV, Class A(b)	(75,534)	(485,469)
Clear Channel Outdoor Holdings, Inc.(b)	(58,229)	(158,965)
Dentsu, Inc.	(6,900)	(228,659)
Meredith Corp.	(9,309)	(279,736)

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pearson PLC	(30,706)	(229,188)
Schibsted ASA, Class A	(1,348)	(40,592)
ViacomCBS, Inc., Class B	(5,740)	(195,906)
Total		(1,618,515)
Wireless Telecommunication Services (0.2)%
1&1 Drillisch AG	(2,714)	(66,701)
Gogo, Inc.(b)	(23,846)	(125,430)
Millicom International Cellular SA, SDR	(5,150)	(243,203)
Tele2 AB, Class B	(4,864)	(73,383)
Total		(508,717)
Total Communication Services		(4,912,992)
Consumer Discretionary (4.5)%
Auto Components (0.6)%
Continental AG	(540)	(61,623)
Freni Brembo SpA	(16,880)	(193,070)
Gestamp Automocion SA(e)	(49,943)	(204,240)
Nokian Renkaat OYJ	(3,749)	(101,077)
Pirelli & C SpA(e)	(42,271)	(204,724)
Xinyi Glass Holdings Ltd.	(488,000)	(611,603)
Total		(1,376,337)
Automobiles (0.8)%
Daimler AG, Registered Shares	(4,284)	(198,379)
Ferrari NV	(266)	(44,888)
Nissan Motor Co., Ltd.	(66,000)	(358,136)
Tesla, Inc.(b)	(2,187)	(1,422,796)
Total		(2,024,199)
Distributors (0.0)%
Jardine Cycle & Carriage Ltd.	(600)	(12,757)
Diversified Consumer Services (0.1)%
WW International, Inc.(b)	(4,072)	(134,295)
Hotels, Restaurants & Leisure (0.9)%
Carnival Corp.	(4,184)	(182,129)
Choice Hotels International, Inc.	(2,593)	(259,819)
Cracker Barrel Old Country Store, Inc.	(2,297)	(351,280)
MGM China Holdings Ltd.	(132,400)	(184,873)
Shake Shack, Inc., Class A(b)	(3,989)	(269,058)
Stars Group, Inc. (The)(b)	(3,177)	(75,812)
Texas Roadhouse, Inc.	(4,918)	(307,375)

Common Stocks (continued)
Issuer	Shares	Value ($)
Vail Resorts, Inc.	(562)	(131,795)
Whitbread PLC	(7,735)	(455,970)
Total		(2,218,111)
Household Durables (0.2)%
Husqvarna AB	(2,580)	(19,445)
Leggett & Platt, Inc.	(11,481)	(546,381)
Total		(565,826)
Internet & Direct Marketing Retail (1.1)%
Delivery Hero SE(b),(e)	(6,388)	(491,515)
Just Eat Takeaway.com NV(b),(e)	(1,610)	(151,551)
MercadoLibre, Inc.(b)	(466)	(308,958)
Ocado Group PLC(b)	(3,839)	(61,899)
Pinduoduo, Inc., ADR(b)	(4,214)	(148,417)
Stitch Fix, Inc., Class A(b)	(6,144)	(140,698)
Wayfair, Inc., Class A(b)	(11,389)	(1,067,149)
Zalando SE(b)	(7,353)	(352,061)
Total		(2,722,248)
Leisure Products (0.1)%
Mattel, Inc.(b)	(22,694)	(332,013)
Multiline Retail (0.2)%
Dollarama, Inc.	(459)	(15,639)
Ryohin Keikaku Co., Ltd.	(24,900)	(416,293)
Total		(431,932)
Specialty Retail (0.3)%
Carvana Co.(b)	(8,482)	(672,199)
Textiles, Apparel & Luxury Goods (0.2)%
Canada Goose Holdings, Inc.(b)	(5,141)	(153,989)
Cie Financiere Richemont SA, Class A, Registered Shares	(2,301)	(167,105)
Moncler SpA	(1,581)	(68,050)
Puma SE	(366)	(29,307)
Salvatore Ferragamo SpA	(5,289)	(97,581)
Total		(516,032)
Total Consumer Discretionary		(11,005,949)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples (1.4)%
Beverages (0.3)%
Anheuser-Busch InBev SA/NV	(359)	(27,083)
Davide Campari-Milano SpA	(9,635)	(93,132)
Heineken NV	(113)	(12,295)
National Beverage Corp.(b)	(7,412)	(318,049)
Remy Cointreau SA	(1,901)	(200,201)
Total		(650,760)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(2,376)	(382,203)
Rite Aid Corp.(b)	(10,665)	(127,447)
Total		(509,650)
Food Products (0.6)%
B&G Foods, Inc.	(6,306)	(101,274)
Cal-Maine Foods, Inc.	(7,691)	(274,492)
Campbell Soup Co.	(5,061)	(244,902)
Hain Celestial Group, Inc. (The)(b)	(12,110)	(293,183)
Hormel Foods Corp.	(5,608)	(265,034)
Kraft Heinz Co. (The)	(11,082)	(323,594)
Total		(1,502,479)
Household Products (0.1)%
Clorox Co. (The)	(1,534)	(241,314)
Personal Products (0.1)%
Kose Corp.	(2,000)	(257,522)
Tobacco (0.1)%
Japan Tobacco, Inc.	(10,900)	(230,475)
Total Consumer Staples		(3,392,200)
Energy (4.3)%
Energy Equipment & Services (1.4)%
Helmerich & Payne, Inc.	(24,719)	(1,002,355)
National Oilwell Varco, Inc.	(41,608)	(857,541)
Saipem SpA(b)	(67,183)	(278,516)
SBM Offshore NV	(17,025)	(292,891)
Schlumberger Ltd.	(17,444)	(584,548)
Subsea 7 SA	(21,416)	(228,959)
Tenaris SA	(23,116)	(238,894)
Total		(3,483,704)

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels (2.9)%
Apache Corp.	(12,002)	(329,335)
ARC Resources Ltd.	(52,998)	(281,129)
Cameco Corp.	(28,828)	(232,428)
Cheniere Energy, Inc.(b)	(24,744)	(1,465,834)
Devon Energy Corporation	(4,837)	(105,060)
Enbridge, Inc.	(6,233)	(253,436)
Inter Pipeline Ltd.	(15,936)	(265,520)
Keyera Corp.	(6,275)	(163,726)
Koninklijke Vopak NV	(3,961)	(212,096)
Marathon Oil Corp.	(88,972)	(1,011,612)
Matador Resources Co.(b)	(16,826)	(246,837)
Murphy Oil Corp.	(12,733)	(266,884)
Neste OYJ	(2,045)	(81,376)
Noble Energy, Inc.	(17,039)	(336,861)
Occidental Petroleum Corp.	(5,337)	(211,986)
Oil Search Ltd.	(51,890)	(248,017)
Ovintiv, Inc.	(1,451)	(22,605)
Pembina Pipeline Corp.	(4,099)	(156,972)
PrairieSky Royalty, Ltd.	(7,827)	(85,817)
SM Energy Co.	(11,678)	(107,204)
Targa Resources Corp.	(10,140)	(370,110)
TC Energy Corp.	(5,564)	(305,108)
Vermilion Energy, Inc.	(7,258)	(104,751)
Woodside Petroleum Ltd.	(12,332)	(282,533)
Total		(7,147,237)
Total Energy		(10,630,941)
Financials (5.0)%
Banks (3.1)%
Banco BPM SpA(b)	(5,475)	(11,194)
Bank of Hawaii Corp.	(2,291)	(205,274)
Bankinter SA	(27,208)	(176,433)
Canadian Western Bank	(10,645)	(263,189)
Commonwealth Bank of Australia	(4,773)	(270,235)
Community Bank System, Inc.	(10,198)	(675,822)
Cullen/Frost Bankers, Inc.	(1,840)	(164,054)
CVB Financial Corp.	(20,666)	(429,233)
FinecoBank Banca Fineco SpA	(52,414)	(613,275)
First Financial Bankshares, Inc.	(23,812)	(798,178)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
First Republic Bank	(2,507)	(277,976)
Glacier Bancorp, Inc.	(12,839)	(543,988)
Hang Seng Bank Ltd.	(8,000)	(161,707)
Independent Bank Corp.	(3,566)	(257,465)
Nordea Bank Abp	(9,605)	(75,768)
Prosperity Bancshares, Inc.	(4,977)	(349,385)
Standard Chartered PLC	(19,556)	(162,617)
Svenska Handelsbanken AB, Class A	(20,386)	(199,726)
Trustmark Corp.	(14,365)	(459,393)
UMB Financial Corp.	(2,708)	(179,974)
UniCredit SpA	(14,654)	(195,738)
Unione di Banche Italiane SpA	(57,878)	(173,220)
United Bankshares, Inc.	(10,897)	(373,767)
Westamerica Bancorporation	(11,314)	(716,855)
Total		(7,734,466)
Capital Markets (1.1)%
Ares Management Corp., Class A	(4,916)	(177,271)
China International Capital Corp., Ltd., Class H(e)	(74,400)	(128,847)
Credit Suisse Group AG, Registered Shares(b)	(32,465)	(410,519)
Deutsche Bank AG	(120,912)	(1,106,218)
Franklin Resources, Inc.	(6,387)	(161,591)
Julius Baer Group Ltd.(b)	(3,479)	(173,837)
MarketAxess Holdings, Inc.	(614)	(217,466)
WisdomTree Investments, Inc.	(55,060)	(231,803)
Total		(2,607,552)
Consumer Finance (0.0)%
LendingClub Corp.(b)	(11,417)	(133,807)
Diversified Financial Services (0.2)%
Element Fleet Management Corp.	(3,339)	(32,068)
FGL Holdings	(42,034)	(405,628)
Total		(437,696)
Insurance (0.5)%
Aegon NV	(4,060)	(16,443)
CNO Financial Group, Inc.	(15,386)	(270,640)
Hiscox, Ltd.	(15,329)	(265,205)
RLI Corp.	(4,930)	(458,539)

Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	(578)	(65,267)
Trupanion, Inc.(b)	(4,639)	(148,077)
Total		(1,224,171)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(14,296)	(158,114)
Total Financials		(12,295,806)
Health Care (3.4)%
Biotechnology (1.5)%
Allogene Therapeutics, Inc.(b)	(8,932)	(194,003)
Alnylam Pharmaceuticals, Inc.(b)	(8,113)	(931,291)
BioMarin Pharmaceutical, Inc.(b)	(10,718)	(894,953)
Exact Sciences Corp.(b)	(6,647)	(620,032)
Idorsia Ltd.(b)	(5,723)	(183,076)
Moderna, Inc.(b)	(14,780)	(303,138)
Sarepta Therapeutics, Inc.(b)	(5,593)	(648,564)
Total		(3,775,057)
Health Care Equipment & Supplies (0.6)%
ABIOMED, Inc.(b)	(1,635)	(304,584)
Align Technology, Inc.(b)	(983)	(252,729)
Elekta AB, Class B	(9,552)	(109,541)
Glaukos Corp.(b)	(4,738)	(266,513)
SmileDirectClub, Inc.(b)	(12,619)	(168,968)
Straumann Holding AG, Registered Shares	(280)	(266,877)
Total		(1,369,212)
Health Care Providers & Services (0.2)%
Acadia Healthcare Co., Inc.(b)	(4,637)	(148,987)
Amplifon SpA	(3,352)	(95,312)
Tivity Health, Inc.(b)	(10,834)	(234,502)
Total		(478,801)
Health Care Technology (0.5)%
Health Catalyst, Inc.(b)	(4,124)	(134,649)
Inovalon Holdings, Inc.(b)	(24,968)	(505,852)
Livongo Health, Inc.(b)	(7,412)	(179,074)
Phreesia, Inc.(b)	(5,146)	(159,526)
Tabula Rasa HealthCare, Inc.(b)	(6,137)	(356,375)
Total		(1,335,476)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services (0.3)%
Lonza Group AG, Registered Shares(b)	(1,099)	(451,348)
Medpace Holdings, Inc.(b)	(1,981)	(169,475)
QIAGEN NV(b)	(2,183)	(72,914)
Total		(693,737)
Pharmaceuticals (0.3)%
GW Pharmaceuticals PLC, ADR(b)	(2,605)	(300,956)
Vifor Pharma AG	(2,486)	(458,112)
Total		(759,068)
Total Health Care		(8,411,351)
Industrials (4.0)%
Aerospace & Defense (0.8)%
Bombardier, Inc., Class B(b)	(445,446)	(414,008)
Cubic Corp.	(2,510)	(163,878)
Rolls-Royce Holdings PLC(b)	(65,981)	(581,183)
Saab AB, Class B	(6,950)	(225,651)
Triumph Group, Inc.	(27,255)	(556,820)
Total		(1,941,540)
Air Freight & Logistics (0.2)%
DSV PANALPINA A/S	(3,977)	(431,778)
Airlines (0.0)%
Singapore Airlines Ltd.	(4,000)	(24,936)
Building Products (0.7)%
AAON, Inc.	(6,786)	(355,858)
AO Smith Corp.	(5,940)	(253,579)
Cornerstone Building Brands, Inc.(b)	(39,330)	(337,451)
Trex Company, Inc.(b)	(7,744)	(760,770)
Total		(1,707,658)
Commercial Services & Supplies (0.3)%
Healthcare Services Group, Inc.	(8,236)	(210,842)
ISS A/S	(1,298)	(31,535)
Societe BIC SA	(3,981)	(269,102)
Tomra Systems ASA	(12,453)	(366,553)
Total		(878,032)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.3)%
Boskalis Westminster	(5,312)	(124,243)
SNC-Lavalin Group, Inc.	(24,707)	(568,295)
Total		(692,538)
Electrical Equipment (0.3)%
Melrose Industries PLC	(177,043)	(542,582)
Prysmian SpA	(8,049)	(178,543)
Total		(721,125)
Machinery (0.8)%
Atlas Copco AB, Class A	(1,792)	(63,426)
CNH Industrial NV	(6,828)	(65,037)
Duerr AG	(1,957)	(58,591)
Epiroc AB, Class A	(4,437)	(51,330)
GEA Group AG	(2,794)	(83,660)
John Bean Technologies Corp.	(3,969)	(448,457)
Proto Labs, Inc.(b)	(3,446)	(356,661)
Schindler Holding AG	(404)	(104,355)
Stadler Rail AG(b)	(6,403)	(305,791)
Trinity Industries, Inc.	(16,853)	(342,621)
Wartsila OYJ	(2,511)	(30,842)
Total		(1,910,771)
Marine (0.1)%
AP Moller - Maersk A/S, Class B	(255)	(304,920)
DFDS A/S	(1,216)	(51,066)
Total		(355,986)
Road & Rail (0.1)%
Sotetsu Holdings, Inc.	(13,000)	(347,430)
Trading Companies & Distributors (0.2)%
SiteOne Landscape Supply, Inc.(b)	(4,605)	(444,613)
Transportation Infrastructure (0.2)%
Fraport AG Frankfurt Airport Services Worldwide	(1,197)	(89,029)
Qube Holdings Ltd.	(162,429)	(370,244)
Total		(459,273)
Total Industrials		(9,915,680)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (3.7)%
Electronic Equipment, Instruments & Components (0.7)%
Adyen NV(b)	(381)	(350,104)
Cognex Corp.	(9,033)	(460,412)
Hexagon AB, Class B	(1,400)	(76,109)
Knowles Corp.(b)	(13,954)	(275,313)
National Instruments Corp.	(11,184)	(499,142)
Total		(1,661,080)
IT Services (1.2)%
LiveRamp Holdings, Inc.(b)	(5,047)	(203,091)
MongoDB, Inc.(b)	(8,235)	(1,349,799)
Shopify, Inc., Class A(b)	(551)	(256,579)
Twilio, Inc.(b)	(8,190)	(1,018,344)
Wirecard AG	(671)	(99,124)
Total		(2,926,937)
Semiconductors & Semiconductor Equipment (0.1)%
Cree, Inc.(b)	(6,565)	(305,207)
Software (1.7)%
8x8, Inc.(b)	(11,546)	(214,986)
Altair Engineering, Inc., Class A(b)	(5,469)	(202,079)
Appian Corp.(b)	(7,251)	(370,091)
Blackbaud, Inc.	(4,315)	(337,994)
Blackline, Inc.(b)	(6,668)	(407,882)
Guidewire Software, Inc.(b)	(2,608)	(293,400)
HubSpot, Inc.(b)	(2,089)	(377,984)
Manhattan Associates, Inc.(b)	(3,047)	(260,397)
Palo Alto Networks, Inc.(b)	(1,324)	(310,849)
Q2 Holdings, Inc.(b)	(4,339)	(378,317)
RealPage, Inc.(b)	(6,034)	(352,084)
Temenos AG, Registered Shares(b)	(3,348)	(538,587)
Total		(4,044,650)
Total Information Technology		(8,937,874)
Materials (6.8)%
Chemicals (2.8)%
Christian Hansen Holding A/S	(4,699)	(349,713)
Clariant AG, Registered Shares(b)	(1,608)	(36,196)
Croda International PLC	(7,452)	(489,364)
Ecolab, Inc.	(1,078)	(211,407)

Common Stocks (continued)
Issuer	Shares	Value ($)
EMS-Chemie Holding AG, Registered Shares	(80)	(52,347)
Hexpol AB	(10,833)	(97,659)
International Flavors & Fragrances, Inc.	(2,887)	(378,515)
K+S AG	(17,048)	(165,443)
LANXESS AG	(575)	(34,484)
Methanex Corp.	(4,800)	(155,635)
Mitsubishi Chemical Holdings Corp.	(48,700)	(351,954)
Mitsui Chemicals, Inc.	(17,500)	(384,322)
Mosaic Co. (The)	(56,190)	(1,114,810)
Novozymes A/S, Class B	(3,237)	(168,773)
OCI NV(b)	(8,466)	(145,838)
Quaker Chemical Corp.	(1,466)	(243,385)
Sika AG	(3,178)	(571,485)
Symrise AG	(973)	(99,981)
Tokai Carbon Co., Ltd.	(26,200)	(236,790)
Umicore SA	(20,976)	(965,806)
Westlake Chemical Corp.	(10,952)	(670,262)
Total		(6,924,169)
Containers & Packaging (0.5)%
Amcor PLC	(26,211)	(277,574)
Ball Corp.	(1,365)	(98,526)
BillerudKorsnas AB	(20,748)	(266,609)
Greif, Inc., Class A	(11,467)	(463,496)
Huhtamaki OYJ	(776)	(34,490)
Total		(1,140,695)
Metals & Mining (3.0)%
Agnico Eagle Mines Ltd.	(14,430)	(891,925)
Alumina Ltd.	(95,790)	(137,961)
Aperam SA	(1,332)	(38,074)
ArcelorMittal SA	(103,322)	(1,517,595)
Aurubis AG	(1,895)	(103,105)
Compass Minerals International, Inc.	(8,804)	(509,664)
First Quantum Minerals Ltd.	(80,654)	(631,385)
Fortescue Metals Group Ltd.	(32,250)	(238,902)
Franco-Nevada Corp.	(594)	(67,520)
Freeport-McMoRan Copper & Gold, Inc.	(80,247)	(890,742)
Gerdau SA, ADR	(63,358)	(296,515)
Hitachi Metals, Ltd.	(36,200)	(556,373)
Lundin Mining Corp.	(2,572)	(13,488)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Norsk Hydro ASA	(117,756)	(368,028)
Outokumpu OYJ	(5,530)	(18,996)
South32 Ltd.	(116,741)	(200,316)
SSAB AB, Class A	(10,446)	(32,095)
Thyssenkrupp AG	(66,995)	(823,774)
Total		(7,336,458)
Paper & Forest Products (0.5)%
Svenska Cellulosa AB SCA, Class B	(14,271)	(142,784)
West Fraser Timber Co., Ltd.	(25,208)	(1,009,920)
Total		(1,152,704)
Total Materials		(16,554,026)
Real Estate (0.3)%
Equity Real Estate Investment Trusts (REITS) (0.3)%
Iron Mountain, Inc.	(9,498)	(300,232)
Public Storage	(2,189)	(489,810)
Total		(790,042)
Total Real Estate		(790,042)
Utilities (0.1)%
Electric Utilities (0.1)%
Kyushu Electric Power Co., Inc.	(21,400)	(176,224)
Gas Utilities (0.0)%
AltaGas, Ltd.	(7,247)	(116,695)
Total Utilities		(292,919)
Total Common Stocks (Proceeds $86,143,064)		(87,139,780)
Preferred Stocks (0.3)%
Issuer	Shares	Value ($)
Consumer Staples (0.2)%
Household Products (0.2)%
Henkel AG & Co. KGaA	(3,259)	(331,448)
Total Consumer Staples		(331,448)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(1,067)	(248,306)
Total Health Care		(248,306)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(1,037)	(45,958)
Total Materials		(45,958)
Total Preferred Stocks (Proceeds $518,333)		(625,712)
Total Investments in Securities Sold Short (Proceeds $86,661,397)		(87,765,492)

Total Investments in Securities, Net of Securities Sold Short	133,989,464
Other Assets & Liabilities, Net	111,641,788
Net Assets	245,631,252

At January 31, 2020, securities and/or cash totaling $173,897,981 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
37,000 AUD	25,689 USD	Citi	03/18/2020	902	—
160,486 CAD	122,606 USD	Citi	03/18/2020	1,343	—
27,520 CAD	20,711 USD	Citi	03/18/2020	—	(84)
124,502 CHF	127,616 USD	Citi	03/18/2020	—	(2,033)
1,120,000 DKK	167,858 USD	Citi	03/18/2020	1,138	—
89,500 DKK	13,246 USD	Citi	03/18/2020	—	(76)
1,891,145 EUR	2,112,030 USD	Citi	03/18/2020	9,079	—
1,394,857 EUR	1,546,183 USD	Citi	03/18/2020	—	(4,897)
18,000 GBP	23,556 USD	Citi	03/18/2020	—	(241)
91,000 HKD	11,621 USD	Citi	03/18/2020	—	(87)
14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,000 ILS	2,315 USD	Citi	03/18/2020	—	(8)
8,343,500 JPY	77,208 USD	Citi	03/18/2020	27	—
366,184 NOK	40,434 USD	Citi	03/18/2020	616	—
36,312 NOK	3,948 USD	Citi	03/18/2020	—	—
3,855,000 SEK	405,267 USD	Citi	03/18/2020	4,007	—
69,496 SGD	51,125 USD	Citi	03/18/2020	192	—
414,672 USD	607,504 AUD	Citi	03/18/2020	—	(7,689)
441,718 USD	587,005 CAD	Citi	03/18/2020	1,823	—
214,722 USD	283,501 CAD	Citi	03/18/2020	—	(508)
552,283 USD	544,000 CHF	Citi	03/18/2020	14,209	—
296 USD	2,000 DKK	Citi	03/18/2020	2	—
107,878 USD	721,500 DKK	Citi	03/18/2020	—	(478)
796,227 USD	717,706 EUR	Citi	03/18/2020	1,862	—
1,456,294 USD	1,305,290 EUR	Citi	03/18/2020	—	(4,813)
973,155 USD	749,502 GBP	Citi	03/18/2020	17,707	—
217,003 USD	1,700,500 HKD	Citi	03/18/2020	1,794	—
22,583 USD	78,000 ILS	Citi	03/18/2020	63	—
13,082 USD	45,000 ILS	Citi	03/18/2020	—	(17)
771,594 USD	83,593,752 JPY	Citi	03/18/2020	1,685	—
732,251 USD	78,998,752 JPY	Citi	03/18/2020	—	(1,478)
4,627 USD	42,564 NOK	Citi	03/18/2020	1	—
41,659 USD	380,440 NOK	Citi	03/18/2020	—	(291)
14,456 USD	22,500 NZD	Citi	03/18/2020	95	—
978 USD	1,500 NZD	Citi	03/18/2020	—	(7)
458,397 USD	4,372,004 SEK	Citi	03/18/2020	—	(3,323)
108,287 USD	147,000 SGD	Citi	03/18/2020	—	(552)
37,000 AUD	25,689 USD	JPMorgan	03/18/2020	902	—
160,486 CAD	122,606 USD	JPMorgan	03/18/2020	1,343	—
27,508 CAD	20,701 USD	JPMorgan	03/18/2020	—	(84)
124,498 CHF	127,612 USD	JPMorgan	03/18/2020	—	(2,033)
1,120,000 DKK	167,858 USD	JPMorgan	03/18/2020	1,138	—
89,500 DKK	13,246 USD	JPMorgan	03/18/2020	—	(76)
1,891,143 EUR	2,112,025 USD	JPMorgan	03/18/2020	9,076	—
1,394,855 EUR	1,546,179 USD	JPMorgan	03/18/2020	—	(4,899)
18,000 GBP	23,556 USD	JPMorgan	03/18/2020	—	(241)
91,000 HKD	11,621 USD	JPMorgan	03/18/2020	—	(87)
8,000 ILS	2,315 USD	JPMorgan	03/18/2020	—	(8)
8,343,500 JPY	77,208 USD	JPMorgan	03/18/2020	27	—
366,190 NOK	40,434 USD	JPMorgan	03/18/2020	615	—
36,314 NOK	3,949 USD	JPMorgan	03/18/2020	—	—
3,855,000 SEK	405,267 USD	JPMorgan	03/18/2020	4,006	—
69,504 SGD	51,131 USD	JPMorgan	03/18/2020	192	—
414,668 USD	607,496 AUD	JPMorgan	03/18/2020	—	(7,689)
441,709 USD	586,993 CAD	JPMorgan	03/18/2020	1,823	—
214,722 USD	283,501 CAD	JPMorgan	03/18/2020	—	(509)
552,284 USD	544,000 CHF	JPMorgan	03/18/2020	14,208	—
296 USD	2,000 DKK	JPMorgan	03/18/2020	2	—
107,878 USD	721,500 DKK	JPMorgan	03/18/2020	—	(478)
796,232 USD	717,710 EUR	JPMorgan	03/18/2020	1,861	—
1,456,300 USD	1,305,294 EUR	JPMorgan	03/18/2020	—	(4,815)
973,151 USD	749,498 GBP	JPMorgan	03/18/2020	17,706	—
217,004 USD	1,700,500 HKD	JPMorgan	03/18/2020	1,793	—
22,583 USD	78,000 ILS	JPMorgan	03/18/2020	63	—
13,082 USD	45,000 ILS	JPMorgan	03/18/2020	—	(17)
771,595 USD	83,593,748 JPY	JPMorgan	03/18/2020	1,684	—
732,252 USD	78,998,748 JPY	JPMorgan	03/18/2020	—	(1,479)
4,627 USD	42,562 NOK	JPMorgan	03/18/2020	1	—
41,658 USD	380,434 NOK	JPMorgan	03/18/2020	—	(291)
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,457 USD	22,500 NZD	JPMorgan	03/18/2020	95	—
978 USD	1,500 NZD	JPMorgan	03/18/2020	—	(7)
458,397 USD	4,371,996 SEK	JPMorgan	03/18/2020	—	(3,323)
108,287 USD	147,000 SGD	JPMorgan	03/18/2020	—	(552)
Total				113,080	(53,170)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	5	02/2020	EUR	587,850	—	(24,180)
CAC40 Index	24	02/2020	EUR	1,392,960	—	(58,244)
DAX Index	3	03/2020	EUR	974,550	—	(23,561)
FTSE 100 Index	19	03/2020	GBP	1,371,325	—	(48,352)
FTSE/MIB Index	2	03/2020	EUR	232,190	—	(4,226)
Hang Seng Index	2	02/2020	HKD	2,623,300	—	(12,585)
IBEX 35 Index	2	02/2020	EUR	187,546	—	(2,432)
MSCI Singapore Index	4	02/2020	SGD	145,700	—	(1,262)
OMXS30 Index	26	02/2020	SEK	4,646,200	—	(1,224)
S&P 500 Index E-mini	140	03/2020	USD	22,568,000	338,882	—
S&P/TSX 60 Index	9	03/2020	CAD	1,856,700	25,539	—
SPI 200 Index	8	03/2020	AUD	1,390,800	23,556	—
TOPIX Index	22	03/2020	JPY	369,380,000	—	(79,208)
Total					387,977	(255,274)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	48,056,123	(109,978)	—	—	—	—	(109,978)
1-Month HKD HIBOR minus 1.500%	Total return on Semiconductor Manufacturing International	Monthly	Macquarie	09/15/2020	HKD	3,189,000	22,410	51	—	—	22,461	—
1-Month USD LIBOR minus 2.022%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	230,729	18,085	(24)	—	—	18,061	—
1-Month USD LIBOR minus 0.500%	Total return on LG Chem Ltd.	Monthly	Macquarie	09/15/2020	USD	272,754	15,107	(2,041)	—	—	13,066	—
1-Month USD LIBOR minus 16.420%	Total return on SillaJen, Inc.	Monthly	Macquarie	09/15/2020	USD	46,036	10,967	(107)	—	—	10,860	—
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month USD LIBOR minus 3.000%	Total return on PT Unilever Indonesia Tbk	Monthly	Macquarie	09/15/2020	USD	220,354	10,379	(82)	—	—	10,297	—
1-Month HKD HIBOR minus 0.506%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/15/2020	HKD	1,089,339	6,906	56	—	—	6,962	—
1-Month USD LIBOR minus 3.000%	Total return on Eclat Textile Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	367,919	(1,947)	(135)	—	—	—	(2,082)
1-Month USD LIBOR minus 1.944%	Total return on Samsung BioLogics Companies, Ltd.	Monthly	Macquarie	09/15/2020	USD	124,977	(8,863)	(10)	—	—	—	(8,873)
1-Month USD LIBOR minus 1.522%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	249,693	(10,847)	9	—	—	—	(10,838)
Total return on Royal Dutch Shell PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Macquarie	09/15/2020	GBP	507,525	(65,751)	(210)	—	—	—	(65,961)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	09/15/2020	USD	1,394,989	(166,468)	4,648	—	—	—	(161,820)
Total return on a portfolio of long and short positions†	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/27/2021	USD	165,218,534	(808,140)	—	—	—	—	(808,140)
Total							(1,088,140)	2,155	—	—	81,707	(1,167,692)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Mar 20	JPMorgan	03/2020	CHF	316,500	—	—	1,930	—
Swiss Market Index Mar 20	Morgan Stanley International	03/2020	CHF	1,160,500	—	—	—	(3,413)
Total					—	—	1,930	(3,413)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2020 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.708%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	2.233%
1-Month USD LIBOR	London Interbank Offered Rate	1.662%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	40,419,610	109,898,589	(124,446,794)	25,871,405	1,013	2,115	503,183	25,871,405

(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $1,180,877, which represents 0.48% of total net assets.
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020